General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	$ 16,274	$ 9,545	$ 5,116
Salaries, Benefits and Directors Fees
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	7,973	3,485	2,108
Office and Administration
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	3,788	1,619	1,157
Professional Fees
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	2,525	3,426	1,205
Regulatory and Filing Fees
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	374	161	214
Travel
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	450	334	67
Investor Relations
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	998	350	231
Depreciation
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	$ 166	$ 170	$ 134